Statement of Investments

July 31, 2021 (unaudited)

Aberdeen Total Dynamic Dividend Fund

	Shares	Value
LONG-TERM INVESTMENTS (101.3%)
COMMON STOCKS (99.5%)
AUSTRALIA (1.2%)
Materials (1.2%)
Rio Tinto PLC, ADR	161,482	$13,937,511
BRAZIL (2.3%)
Industrials (1.0%)
CCR SA	4,929,338	12,303,824
Materials (1.3%)
Vale SA, ADR	703,000	14,777,060
Total Brazil		27,080,884
CANADA (2.4%)
Energy (1.3%)
Enbridge, Inc.(a)	392,100	15,429,135
Materials (1.1%)
Barrick Gold Corp.(a)	573,800	12,491,626
Total Canada		27,920,761
CHINA (4.0%)
Communication Services (1.0%)
Tencent Holdings Ltd.	202,200	12,194,307
Consumer Discretionary (1.0%)
Shenzhou International Group Holdings Ltd.	532,500	11,817,919
Financials (1.1%)
Ping An Insurance Group Co. of China Ltd., H Shares	1,400,100	12,252,051
Real Estate (0.9%)
China Vanke Co. Ltd., H Shares	3,829,100	9,975,014
Total China		46,239,291
DENMARK (1.5%)
Financials (1.5%)
Tryg A/S	713,300	17,629,040
FINLAND (1.6%)
Financials (0.8%)
Nordea Bank Abp	774,400	9,068,540
Information Technology (0.8%)
Nokia OYJ(b)	1,531,806	9,411,936
Total Finland		18,480,476
FRANCE (6.6%)
Consumer Discretionary (1.2%)
LVMH Moet Hennessy Louis Vuitton SE	17,400	13,931,606

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Total Dynamic Dividend Fund

Consumer Staples (1.1%)
Danone SA	178,200	$13,107,232
Energy (1.0%)
TOTAL SE, ADR(a)	265,600	11,588,128
Health Care (1.2%)
Sanofi	137,397	14,161,949
Industrials (2.1%)
Alstom SA(b)	273,500	11,343,779
Schneider Electric SE	80,800	13,533,056
		24,876,835
Total France		77,665,750
GERMANY (5.0%)
Financials (1.0%)
Deutsche Boerse AG	72,900	12,164,381
Health Care (0.7%)
Bayer AG	131,700	7,846,553
Information Technology (1.0%)
Infineon Technologies AG	300,300	11,475,703
Materials (1.1%)
Linde PLC(b)	41,200	12,633,733
Utilities (1.2%)
RWE AG	388,500	13,813,376
Total Germany		57,933,746
HONG KONG (0.9%)
Financials (0.9%)
Hong Kong Exchanges & Clearing Ltd.	169,200	10,813,518
INDONESIA (1.0%)
Communication Services (1.0%)
Telkom Indonesia Persero Tbk PT	53,652,600	12,026,710
ITALY (1.1%)
Utilities (1.1%)
Enel SpA	1,371,700	12,640,939
JAPAN (1.8%)
Financials (0.8%)
Mitsubishi UFJ Financial Group, Inc.	1,722,400	9,098,883
Real Estate (1.0%)
GLP J-REIT	6,600	11,821,704
Total Japan		20,920,587
NETHERLANDS (2.5%)
Consumer Staples (1.3%)
Heineken NV	131,900	15,359,982

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Total Dynamic Dividend Fund

Information Technology (1.2%)
ASML Holding NV	18,800	$14,370,415
Total Netherlands		29,730,397
NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	651,526	11,311,887
SINGAPORE (1.1%)
Financials (1.1%)
Oversea-Chinese Banking Corp. Ltd.	1,426,971	12,910,140
SOUTH KOREA (1.0%)
Materials (1.0%)
LG Chem Ltd.	16,500	12,119,310
SPAIN (2.6%)
Communication Services (1.4%)
Cellnex Telecom SA(c)	245,000	15,978,067
Industrials (1.2%)
Ferrovial SA	481,193	14,279,478
Total Spain		30,257,545
SWEDEN (1.3%)
Consumer Staples (0.7%)
Essity AB, Class B	272,200	8,905,764
Industrials (0.6%)
Atlas Copco AB, A Shares	101,100	6,846,998
Total Sweden		15,752,762
SWITZERLAND (3.6%)
Consumer Staples (1.2%)
Nestle SA	114,500	14,499,095
Financials (1.1%)
Zurich Insurance Group AG	32,600	13,143,496
Health Care (1.3%)
Roche Holding AG	38,000	14,679,859
Total Switzerland		42,322,450
TAIWAN (1.3%)
Information Technology (1.3%)
Taiwan Semiconductor Manufacturing Co. Ltd.	752,000	15,716,421
UNITED KINGDOM (4.5%)
Communication Services (1.2%)
Vodafone Group PLC, ADR	877,600	14,331,208
Consumer Staples (0.9%)
Unilever PLC	170,600	9,833,360

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Total Dynamic Dividend Fund

Health Care (1.4%)
AstraZeneca PLC, ADR	283,100	$16,204,644
Industrials (1.0%)
Melrose Industries PLC	5,414,900	12,033,375
Utilities (0.0%)
Pennon Group PLC	—	6
Total United Kingdom		52,402,593
UNITED STATES (51.2%)
Communication Services (2.8%)
Alphabet, Inc., Class C(a)(b)	8,600	23,258,012
Cineworld Group PLC(b)	3,865,000	3,409,285
Shenandoah Telecommunications Co.	110,200	5,817,458
		32,484,755
Consumer Discretionary (7.8%)
Aptiv PLC(a)(b)	83,300	13,898,605
Genuine Parts Co.	116,400	14,773,488
Las Vegas Sands Corp.(b)	294,500	12,472,075
Lowe's Cos., Inc.(a)	90,000	17,342,100
Target Corp.(a)	79,500	20,753,475
TJX Cos., Inc. (The)(a)	182,400	12,550,944
		91,790,687
Consumer Staples (4.3%)
Coca-Cola Co. (The)	223,900	12,769,017
Kraft Heinz Co. (The)(a)	278,300	10,706,201
Mondelez International, Inc., Class A(a)	227,500	14,391,650
PepsiCo, Inc.	82,300	12,916,985
		50,783,853
Energy (1.1%)
Delek US Holdings, Inc.	1	17
Williams Cos., Inc. (The)	512,300	12,833,115
		12,833,132
Financials (6.8%)
Bank of America Corp.(a)	364,100	13,966,876
Blackstone Group, Inc. (The), Class A	110,000	12,679,700
Goldman Sachs Group, Inc. (The)	47,000	17,619,360
Huntington Bancshares, Inc.(a)	705,500	9,933,440
Intercontinental Exchange, Inc.	104,000	12,462,320
JPMorgan Chase & Co.	85,000	12,901,300
		79,562,996
Health Care (6.8%)
AbbVie, Inc.	169,204	19,678,425
Bristol-Myers Squibb Co.(a)	198,000	13,438,260
Eli Lilly & Co.	64,500	15,705,750
Medtronic PLC(a)	118,900	15,612,759
UnitedHealth Group, Inc.(a)	35,800	14,757,476
		79,192,670
Industrials (3.4%)
FedEx Corp.(a)	54,600	15,285,270
Lockheed Martin Corp.	30,900	11,484,603
Norfolk Southern Corp.(a)	51,700	13,329,811
		40,099,684

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Total Dynamic Dividend Fund

Information Technology (11.9%)
Apple, Inc.(a)	260,300	$37,967,358
Avast PLC(c)	2,113,900	17,035,456
Broadcom, Inc.(a)	39,100	18,979,140
Cisco Systems, Inc.(a)	245,300	13,582,261
Fidelity National Information Services, Inc.	86,900	12,952,445
Intel Corp.(a)	197,400	10,604,328
Microsoft Corp.(a)	97,600	27,807,216
		138,928,204
Real Estate (2.5%)
American Tower Corp., REIT	40,800	11,538,240
Digital Realty Trust, Inc.(a)	74,700	11,515,752
Gaming and Leisure Properties, Inc., REIT	124,900	5,912,766
		28,966,758
Utilities (3.8%)
Clearway Energy, Inc., Class C(a)	300,000	8,604,000
CMS Energy Corp.(a)	201,500	12,450,685
FirstEnergy Corp.(a)	264,700	10,143,304
NextEra Energy, Inc.(a)	176,000	13,710,400
		44,908,389
Total United States		599,551,128
Total Common Stocks		1,165,363,846
PREFERRED STOCKS (1.8%)
SOUTH KOREA (1.8%)
Information Technology (1.8%)
Samsung Electronics Co. Ltd.	328,600	20,628,148
Total Preferred Stocks		20,628,148
Total Long-Term Investments—101.3% (cost $848,334,193)		1,185,991,994
Total Investments—101.3% (cost $848,334,193)		1,185,991,994
Liabilities in Excess of Other Assets—(1.3)%		(14,981,619)
Net Assets—100.0%		$1,171,010,375

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)

Aberdeen Total Dynamic Dividend Fund

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/Euro
10/13/2021	State Street Bank and Trust	USD	28,962,248	EUR	24,500,000	$29,103,951	$(141,703)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Total Dynamic Dividend Fund